Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 947	$ 999	$ 1,550
Finished goods	344	436	175
Total inventory	$ 1,291	$ 1,435	$ 1,725